Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Numerator:
Net (loss) income	$ (8,632)	$ (5,801)	$ 1,513
Denominator:
Weighted-average common shares outstanding	17,937	16,617	13,538
(Loss) income per common share	$ (0.48)	$ (0.35)	$ 0.11
Numerator:
Net (loss) income	$ (8,632)	$ (5,801)	$ 1,513
Denominator:
Weighted-average common shares outstanding	17,937	16,617	13,538
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)			6
Weighted-average common shares outstanding - diluted	17,937	16,617	13,544
Diluted (loss) income per common share	$ (0.48)	$ (0.35)	$ 0.11